Long-term and Short-term Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Long-term Debt	$ 23,692	$ 27,586
Capital lease obligations	37	32
Long-term debt	20,624	20,766
Short-term debt	686	306
Total	21,310	21,072
Senior Notes [Member]
Debt Instrument [Line Items]
Interest Rate Range Minimum	0.57%
Interest Rate Range Maximum	7.72%
Weighted Average Interest Rate	4.84%
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2045
Long-term Debt	15,666	16,258
Debt Advances Agreements [Member]
Debt Instrument [Line Items]
Interest Rate Range Minimum	0.23%
Interest Rate Range Maximum	4.86%
Weighted Average Interest Rate	2.28%
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2021
Long-term Debt	4,179	3,600
Surplus Notes [Member]
Debt Instrument [Line Items]
Interest Rate Range Minimum	7.63%
Interest Rate Range Maximum	7.88%
Weighted Average Interest Rate	7.85%
Debt Instrument, Maturity Date Range, Start	2015
Debt Instrument, Maturity Date Range, End	2025
Long-term Debt	700	699
Fixed Rate Notes [Member]
Debt Instrument [Line Items]
Interest Rate Range Minimum	7.50%
Interest Rate Range Maximum	15.00%
Weighted Average Interest Rate	10.02%
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2012
Long-term Debt	0	82
Other Notes with Varying Interest Rates [Member]
Debt Instrument [Line Items]
Interest Rate Range Minimum	2.77%
Interest Rate Range Maximum	8.00%
Weighted Average Interest Rate	5.23%
Debt Instrument, Maturity Date Range, Start	2016
Debt Instrument, Maturity Date Range, End	2030
Long-term Debt	$ 42	$ 95